Average Annual Total Returns - Class H - SP MidCap 400 Pure Growth Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	30.68%	9.51%	9.37%	30.29%	8.06%	7.88%	18.33%	6.99%	7.08%	32.54%	11.22%	10.87%